Provisions - Schedule of Provisions for Contingencies (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	R$ 2,029	R$ 1,889	R$ 1,892
Additions	409	583	257
Reversals	(49)	(241)	(147)
Settled	(189)	(202)	(113)
Other provisions ending balance	2,200	2,029	1,889
Labour Provision [member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	415	404	427
Additions	146	124	81
Reversals	(26)	(26)	(46)
Settled	(103)	(87)	(58)
Other provisions ending balance	432	415	404
Customer Relations [member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	42	33	23
Additions	65	44	36
Reversals	(10)
Settled	(52)	(35)	(26)
Other provisions ending balance	45	42	33
Other Civil Actions [member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	36	38	32
Additions	24	14	19
Reversals	(1)	(3)	(1)
Settled	(19)	(13)	(12)
Other provisions ending balance	40	36	38
Civil Cases [member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	78	71	55
Additions	89	58	55
Reversals	(11)	(3)	(1)
Settled	(71)	(48)	(38)
Other provisions ending balance	85	78	71
Provision for taxes other than income tax [member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	1,474	1,295	1,294
Additions	147	332	91
Reversals	(2)	(150)	(89)
Settled	(1)	(3)	(1)
Other provisions ending balance	1,618	1,474	1,295
Regulatory [member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	48	48	52
Additions	9	12	7
Reversals		(5)	(8)
Settled	(4)	(7)	(3)
Other provisions ending balance	53	48	48
Other [member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	14	71	64
Additions	18	57	23
Reversals	(10)	(57)	(3)
Settled	(10)	(57)	(13)
Other provisions ending balance	R$ 12	R$ 14	R$ 71